EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2018
EARNINGS PER SHARE:
EARNINGS PER SHARE
2.	EARNINGS PER SHARE

The following table sets forth the computation of the weighted-average common shares used to calculate basic and diluted earnings per share.

	2018	2017	2016
Weighted-average common shares issued	3,805,636	3,805,636	3,805,636
Average treasury stock shares	(1,798,021)	(1,795,615)	(1,766,468)
Average unallocated ESOP shares	(180,722)	(136,231)	(128,630)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,826,893	1,873,790	1,910,538
Additional common stock equivalents (stock options) used to calculate diluted earnings per share	367	—	—

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,827,260	1,873,790	1,910,538

There are no convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income is used.

At June 30, 2018, 2017, and 2016, there were 114,519 options outstanding with an exercise price of $16.20.

The unallocated shares controlled by the ESOP are not considered in the weighted average shares outstanding until the shares are committed for allocation to an employee’s individual account.